Variable Interest Entities ("VIE") - Narrative (Details) - vessel		6 Months Ended
	Jan. 26, 2022	Jun. 30, 2022	Dec. 31, 2021	Apr. 16, 2019
Vessels disposal group
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transactions that were sold	7
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1	8
Sale and leaseback term		10 years
FLNG | Gimi MS
Variable Interest Entity [Line Items]
Ownership percentage				30.00%